NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 8	€ 25
Fair value of vested PSUs and RSUs	€ 15	€ 0